VGOF- P17 09/24

SUPPLEMENT DATED SEPTEMBER 26, 2024

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

OF EACH FUND LISTED IN SCHEDULE A

Effective September 30, 2024, the following changes are made to each Fund’s Summary Prospectus, Prospectus and SAI:

1)	The following replaces all references to Brett Kozlowski in the section titled “Your fund’s management – Portfolio managers” in each Fund’s Summary Prospectus and Prospectus:

Neil Dhruv
Portfolio Manager, portfolio manager of the fund since 2024.

Paul Varunok
Portfolio Manager, portfolio manager of the fund since 2024.

2)	The following replaces all references to Brett Kozlowski in the section titled “Who oversees and manages the fund? – Portfolio managers” in each Fund’s Prospectus:

Portfolio managers	Joined fund	Employer	Positions over past five years
Neil Dhruv	2024	Franklin Advisers 2002 - Present	Portfolio Manager
Paul Varunok	2024	Franklin Advisers 2001 - Present	Portfolio Manager
3)	The following replaces all references to Brett Kozlowski in the table in the section titled “PORTFOLIO MANAGERS – Other accounts managed” in each Fund’s SAI:

Portfolio managers	Other SEC-registered open-end and closed-end funds		Other accounts that pool assets from more than one client		Other accounts (including separate accounts, managed account programs and single-sponsor defined contribution plan offerings)
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Neil Dhruv*	5	$3,542,800,000	2	$908,900,000	3**	$3,454,300,000
Paul Varunok*	5	$3,542,800,000	3	$964,900,000	10***	$4,895,300,000

* Information is provided as of August 31, 2024.

** 1 account, with total assets of $2,297,100,000, pays an advisory fee based on account performance.
*** 2 accounts, with total assets of $3,523,900,000, pay an advisory fee based on account performance.

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4)	The following replaces all references to Brett Kozlowski in the section titled “PORTFOLIO MANAGERS – Ownership of securities” in each Fund’s SAI:

Portfolio manager(s)	Dollar range of fund shares owned
Neil Dhruv*	None
Paul Varunok*	None
*Information is provided as of August 31, 2024.

Schedule A

Putnam Mortgage Opportunities Fund
Putnam Mortgage Securities Fund
Putnam VT Mortgage Securities Fund

Shareholders should retain this Supplement for future reference.

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